Organization and Principal Activities - Financial information of consolidated VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Revenues	[1]	¥ 692,020	¥ 785,707	¥ 1,030,331
Variable Interest Entity
Variable Interest Entity [Line Items]
Revenues		340,421	376,120	487,323
Variable Interest Entity | Consolidated Entities
Variable Interest Entity [Line Items]
Revenues		40,100	26,400	27,000
Technical service fees		¥ 23,000	¥ 13,500	¥ 16,800

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):